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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      2/11/00
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                30
                                            ---------------------------
Form 13F Information Table Value Total:     $        168,903
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 1999


                                                                                                 ITEM 5:
                                          ITEM 2:            ITEM 3:           ITEM 4:          Shares or
             ITEM 1:                     Title of             Cusip              Fair           Principal
          Name of Issuer                   Class              Number         Market Value        Amount
--------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMM                 COMMON STOCK                 G56462107         12,764,063         525,000
LORAL SPACE & COMM                 COMMON STOCK                 G56462107            802,313     33,000 CALL
XL CAPITAL LTD                     COMMON STOCK                 G98255105          6,468,709         124,698
BARRICK GOLD                       COMMON STOCK                 067901108       1,457,450.00     82,400 CALL
BERKSHIRE HATHAWAY CL B            COMMON STOCK                 084670207          7,320,000           4,000
CNA FINANCIAL                      COMMON STOCK                 126117100          1,179,806          30,300
CABLEVISION SYSTEMS                COMMON STOCK                 12686C109          9,686,650         128,300
CITIGROUP INC                      COMMON STOCK                 172967101          4,594,219          82,500
COLUMBIA HEALTHCARE                COMMON STOCK                 197677107          9,098,600         310,400
COMCAST CRP CL A SPL               COMMON STOCK                 200300200          1,188,219          23,500
COMMERCIAL FED (NEB)               COMMON STOCK                 201647104          1,820,438         102,200
CONSECO                            COMMON STOCK                 208464107          3,003,188     168,600 PUT
EXXON MOBIL CORP.                  COMMON STOCK                 30231G102          8,684,638         107,800
LIBERTY DIGITAL INC.               COMMON STOCK                 530436104          4,922,775          66,300
MEDIAONE GROUP                     COMMON STOCK                 58440J104         10,054,756         130,900
MICROSOFT CORP                     COMMON STOCK                 594918104          1,949,725          16,700
MICROSOFT CORP                     COMMON STOCK                 594918104          2,510,125      21,500 PUT
MID AMERICAN ENERGY                COMMON STOCK                 59562V107          1,499,094          44,500
NEWS CORP.LTD.PFD.                 COMMON STOCK                 652487802         12,335,094         368,900
AMEX DIAMONDS                      COMMON STOCK                 670828102         10,643,325          92,400
PACIFIC GATEWAY                    COMMON STOCK                 694327107            281,531      16,500 PUT
REPUBLIC NEW YORK CORP.            COMMON STOCK                 760719104          6,544,800          90,900
SBC COMMUNICATIONS                 COMMON STOCK                 78387G103          9,116,250         187,000
SBC COMMUNICATIONS                 COMMON STOCK                 78387G103          2,437,500     50,000 CALL
TCI SATELLITE CL A                 COMMON STOCK                 872298104            862,400          53,900
LIBERTY MEDIA CORP.                COMMON STOCK                 87924V507         21,475,125         378,000
LIBERTY MEDIA CORP.                COMMON STOCK                 87924V507         11,146,613     196,200 PUT
TIME WARNER INC                    COMMON STOCK                 887315109          2,122,419          29,300
UTD.HEALTHCARE                     COMMON STOCK                 910581107            881,875      16,600 PUT
WINSTAR COMMUN.                    COMMON STOCK                 975515107          2,050,913          27,300


Table Continued...

                                           ITEM 6:                                                    ITEM 8:
                                    INVESTMENT DESCRETION                                     VOTING AUTHORITY SHARES
                                         (b) Shares                     ITEM 7:
             ITEM 1:                     as Definces     (c) Shared     Managers
          Name of Issuer  (a) Sole       in Instr. V        Other      See Intr. V   (a) Sole       (b) Shared       (c) None
----------------------------------------------------------------------------------------------------------------------------------
LORAL SPACE & COMM            X                                                          X
LORAL SPACE & COMM            X                                                          X
XL CAPITAL LTD                X                                                          X
BARRICK GOLD                  X                                                          X
BERKSHIRE HATHAWAY CL B       X                                                          X
CNA FINANCIAL                 X                                                          X
CABLEVISION SYSTEMS           X                                                          X
CITIGROUP INC                 X                                                          X
COLUMBIA HEALTHCARE           X                                                          X
COMCAST CRP CL A SPL          X                                                          X
COMMERCIAL FED (NEB)          X                                                          X
CONSECO                       X                                                          X
EXXON MOBIL CORP.             X                                                          X
LIBERTY DIGITAL INC.          X                                                          X
MEDIAONE GROUP                X                                                          X
MICROSOFT CORP                X                                                          X
MICROSOFT CORP                X                                                          X
MID AMERICAN ENERGY           X                                                          X
NEWS CORP.LTD.PFD.            X                                                          X
AMEX DIAMONDS                 X                                                          X
PACIFIC GATEWAY               X                                                          X
REPUBLIC NEW YORK CORP.       X                                                          X
SBC COMMUNICATIONS            X                                                          X
SBC COMMUNICATIONS            X                                                          X
TCI SATELLITE CL A            X                                                          X
LIBERTY MEDIA CORP.           X                                                          X
LIBERTY MEDIA CORP.           X                                                          X
TIME WARNER INC               X                                                          X
UTD.HEALTHCARE                X                                                          X
WINSTAR COMMUN.               X                                                          X
